Expense Example - Anfield Universal Fixed Income Fund	Feb. 27, 2026 USD ($)
Anfield Universal Fixed Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 721
Expense Example, with Redemption, 3 Years	1,030
Expense Example, with Redemption, 5 Years	1,359
Expense Example, with Redemption, 10 Years	2,290
Anfield Universal Fixed Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	231
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	1,218
Expense Example, with Redemption, 10 Years	2,612
Anfield Universal Fixed Income Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	402
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	$ 1,530